RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 RELATED PARTY TRANSACTIONS

On November 10, 2008, the company entered into agreement to acquire the intellectual properties of two (2) pending patents (after consolidation) in the specific area of fluorescent bulbs for $6,862. This agreement was entered into the exact same three (3) officers and directors that are the present officers and directors of our company. We issued a total of 6,862,500 shares for the intellectual properties of these two (2) pending patents rather than the payment of cash or equivalent as provided within said agreement.

On December 10, 2008, the company entered into an agreement with Steven

Adelstein, its independent consultant, for the amount of $60,000. This amount

($60,000) represented consulting services were rendered from January 1, 2009 until December 31, 2009 in equal monthly installments. Under the terms and conditions of the agreement, the Company was advanced cash and cash equivalents as required to pay for filing expenses including filing fees with the Securities and Exchange Commission, audit fees for the audited financials as of December

31, 2008, and certain defined operating expenses. The balance for services provided was for consulting from time to time by Mr. Adelstein as defined in said agreement.

The total amount of $60,000 was financed by the Company from a note to

Mr. Adelstein, having interest commences to accrue at January 1, 2010, at 7.2%,

having both interest and principal payable with a balloon payment on December

31, 2012. The note was convertible into common shares at $0.05 per share at the discretion of note holder, and assigns until December 31, 2012. There were no pre-payment penalties and interest was compounded annually. The amount outstanding at December 31, 2010 was $0 and at December 31, 2009 was $44,250.

Mr. Adelstein agreed to purchase an additional 525,000 common shares in

February, 2009 at $0.03 per share for a total of $15,750 therefore reducing his note by $15,750. The company, on June 8, 2010, converted the total amount of Mr.

Adelstein's note for the issuance of common shares at $0.036 per share.

Mr. Adelstein is the husband of Judith Adelstein, a shareholder at

September 30, 2010. From time to time, the company borrows funds from shareholders of the company. At December 31, 2011 and December 31, 2010, the company owed $0 and $0, respectively.

The Company does not lease or rent any property. Office space and services are provided without charge by a director and shareholder. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein. The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available,

such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.